UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc., attn: Kenneth B. Lissak
Address:  767 Third Avenue, 38th Floor
          New York, NY 10017

Form      13F File Number:  28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth B. Lissak

Title:   Chairman

Phone:   (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Kenneth B. Lissak       New York, New York         February 9, 2001
---------------------       ------------------         ----------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Two*

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      $172,508
                                            (thousands)
List of Other Included Managers:

No.            Name
---            ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                        IN-
                                                                                        VEST-
                                                                                        MENT
                                                                                        DIS-   OTHER           VOTING
                                 TITLE OF   CUSIP       MARKET    SHARES OR  SH   PUT/  CRE-   MANA-          AUTHORITY
NAME OF ISSUER                    CLASS     NUMBER      VALUE      PRN AMT   PRN  CALL  TION   GERS     SOLE   SHARED   NONE
--------------                    -----     ------      -----      -------   ---  ----  ----   ----     ----   ------   ----
3 Com Corp.                        COM     885535104      638       75,000    SH        OTHER (1),(2)    75,000
AT & T                             COM     001957109   17,486    1,010,000    SH        OTHER (1),(2) 1,010,000
AT&T Wireless Group Tracking Stock COM     001957406      173       10,000    SH        OTHER (1),(2)    10,000
Agilent technologies               COM     00846U101    1,369       25,000    SH        OTHER (1),(2)    25,000
America On Line                    COM     02364J104    2,436       70,000    SH        OTHER (1),(2)    70,000
Apple Computer                     COM     037833100    7,958      535,000    SH        OTHER (1),(2)   535,000
Best Buy Co.                       COM     086516101      665       22,500    SH        OTHER (1),(2)    22,500
Circuit City Group                 COM     172737108      805       70,000    SH        OTHER (1),(2)    70,000
Cisco Corp.                        COM     17275R102    1,626       42,500    SH        OTHER (1),(2)    42,500
Citigroup                          COM     172967101    1,277       25,000    SH        OTHER (1),(2)    25,000
Commerce One Inc.                  COM     200693109    1,266       50,000    SH        OTHER (1),(2)    50,000
Compaq                             COM     204493100      903       60,000    SH        OTHER (1),(2)    60,000
Corning, Inc.                      COM     219350105    1,690       32,000    SH        OTHER (1),(2)    32,000
Dell Computer                      COM     247025109    7,149      410,000    SH        OTHER (1),(2)   410,000
Doubleclick, Inc.                  COM     258609304    2,952      268,400    SH        OTHER (1),(2)   268,400
Eastman Kodak                      COM     277461109    6,064      154,000    SH        OTHER (1),(2)   154,000
Ford Motor Company                 COM     345370860      703       30,000    SH        OTHER (1),(2)    30,000
Foundry Networks                   COM     35063R100      600       40,000    SH        OTHER (1),(2)    40,000
Gateway 2000                       COM     267626108    1,439       80,000    SH        OTHER (1),(2)    80,000
General Motors Corp.               COM     370442105   12,480      245,000    SH        OTHER (1),(2)   245,000
Global Crossing                    COM     44980k206    7,228      505,000    SH        OTHER (1),(2)   505,000
Hewlitt Packard                    COM     428236103      631       20,000    SH        OTHER (1),(2)    20,000
Intel Corp.                        COM     458140100    4,660      155,000    SH        OTHER (1),(2)   155,000
JDS Uniphase Corp.                 COM     46612J101    1,042       25,000    SH        OTHER (1),(2)    25,000
LSI Logic                          COM     502161102      812       47,500    SH        OTHER (1),(2)    47,500
Lucent Technologies                COM     549463107   14,380    1,065,200    SH        OTHER (1),(2) 1,065,200
Microsoft Corp.                    COM     594918104   11,711      270,000    SH        OTHER (1),(2)   270,000
Morgan Stanley/Dean Witter         COM     617446448    2,179       27,500    SH        OTHER (1),(2)    27,500
Motorola                           COM     620076109      354       17,500    SH        OTHER (1),(2)    17,500
Nasdaq 100 Shares                  UNIT    631100104    4,086       70,000    SH        OTHER (1),(2)    70,000
Nasdaq 100 Shares                  UNIT    631100104      238        2,950        CALL  OTHER (1),(2)     2,950
Nextel Communications              COM     65332V103    2,351       95,000    SH        OTHER (1),(2)    95,000
Northern Telecom                   COM     293848107    8,176      255,000    SH        OTHER (1),(2)   255,000
Procter & Gamble Co.               COM     742718959    9,805      125,000    SH        OTHER (1),(2)   125,000
QWest Communications               COM     749121109    1,435       35,000    SH        OTHER (1),(2)    35,000
SCI Systems                        COM     783890106      659       25,000    SH        OTHER (1),(2)    25,000
Sprint Corp.                       COM     852061100    4,418      217,500    SH        OTHER (1),(2)   217,500
Sprint PCS Corp.                   COM     852061506    2,798      136,900    SH        OTHER (1),(2)   136,900
Staples, Inc.                      COM     855030102    3,012      255,000    SH        OTHER (1),(2)   255,000
Sun Microsystems, Inc.             COM     866810104      976       35,000    SH        OTHER (1),(2)    35,000
Worldcom                           COM     98157D106   14,063    1,000,000    SH        OTHER (1),(2) 1,000,000
Yahoo                              COM     984332106    7,816      260,000    SH        OTHER (1),(2)   260,000

Entry Toral: 43
Value Total: $172,508 (x1000)